CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 29, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000	400,000,000
Common stock, shares issued (in shares)	196,803,459	60,433,395	59,901,306
Common stock, shares outstanding (in shares)	196,803,459	60,433,395	59,901,306	50,160,042